United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 6, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $228,818
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CH ROBINSON WORLDWIDE    COM       12541W209    8,309,000    159,313.00 X                                17,514   68,256   73,543
CME GROUP INC.           COM       12572Q105    3,828,000     12,301.00 X                                 1,361    4,982    5,958
EBAY INC.                COM       278642103    9,081,000    530,065.00 X                                58,027  227,232  244,806
EXPRESS SCRIPTS          COM       302182100   33,525,000    487,632.00 X                                55,016  206,216  226,400
GEN PROBE INC.           COM       36866T103   31,666,000    736,239.00 X                                83,005  313,430  339,804
GLOBAL PAYMENTS          COM       37940X102    9,807,000    261,780.00 X                                31,692  115,787  114,301
GOOGLE INC.              COM       38259P508    7,048,000     16,717.00 X                                 1,915    7,307    7,495
IDEXX LABS               COM       45168D104   14,498,000    313,805.00 X                                35,615  132,090  146,100
INTERCONTINENTAL EXCHANG COM       45865V100    8,180,000     71,599.00 X                                 7,795   29,426   34,378
LABORATORY CORP.         COM       50540R409   22,714,000    335,058.00 X                                39,603  143,307  152,148
MONSANTO CO.             COM       61166W101   17,680,000    237,815.00 X                                26,337   97,205  114,273
NEW ORIENTAL EDUCATION   COM       647581107   21,386,000    317,478.00 X                                37,948  134,305  145,225
PRAXAIR INC.             COM       74005P104   12,537,000    176,398.00 X                                20,166   75,667   80,565
QUALCOM INC.             COM       747525103   14,267,000    315,635.00 X                                36,412  134,802  144,421
STRAYER EDUCATION        COM       863236105   14,045,000     64,394.00 X                                 7,602   27,217   29,575

LARGE CAP VALUE INDEX    MF        464287408       16,000        375.00 X                                            375        0
MSCI EAFI INDEX          MF        464287465       99,000      2,175.00 X                                          2,175        0
S&P 500 INDEX            MF        464287200       55,000        600.00 X                                            600        0
S&P MIDCAP 400 INDEX     MF        464287507       20,000        350.00 X                                            350        0
S&P 100 INDEX FUND       MF        464287101       57,000      1,325.00 X                                          1,325        0

TOTAL COMMON STOCK                            228,571,000

TOTAL MUTUAL FUNDS                                247,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              228,818,000

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